Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 26, 2016	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014	Jun. 28, 2013	Nov. 08, 2012	Nov. 07, 2012	May 21, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post-combination expense		$ 29
Fair value		$ 22.54	$ 32.19	$ 24.14
Authorized number of share of common stock for awards grant under Performance Incentive Plan		65,800,000
Share issued in respect of any other type of award granted under the plan						1.72	1.35
Share of common stock reserve for issuance		66,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Assumed under Acquiree Share-based Compensation Arrangement		14,400,000
Share Based Compensation Arrangement By Share Based Payment Award Options Assumed In Period		2,900,000	100,000	1,700,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options		9,000,000	6,800,000	10,100,000	11,900,000
Eligible employee payroll deduction amount for ESPP		up to 10%
Percentage of market value for purchases with in ESPP		at 95%
Employee Stock Purchase Plan offering period		24 months
Expenses on stock-based compensation		$ 191	$ 162	$ 156
Stock-based compensation expense tax benefit		48	43	40
Recognized in expenses related to adjustment to market value and vesting of SARs assumed		18	3	36
Tax benefit realized related to SARs		2	0	7
Cash Settled Stock Appreciation Rights Liability		$ 20	41
Options Outstanding To Purchase Shares With Exercise Price Below Company Stock Price		5,200,000
Options outstanding to purchase shares with exercise price below company stock price, intrinsic value		$ 60
Aggregate intrinsic value of options exercised under the Company's stock option plan		57	283	247
Aggregate Value Of Restricted Stock Awards Vested		144	170	89
Grant-date fair value of the shares underlying the RSU awards		$ 163	125	95
Number of assumed SARs outstanding		500,000
Stock Appreciation Right Outstanding Weighted Average Exercise Price		$ 7.90
Additional common stock authorized for repurchase								$ 5,000
Repurchase of common stock		$ 60	$ 970	$ 816
Remaining amount available under repurchase program		$ 2,100
Cash dividends declared per share		$ 2.00
Total common stock dividends		$ 490
Common stock dividends paid		$ 348
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding restricted stock or other awards		1,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 55.73
Restricted stock number of share granted		1,200,000
Restricted stock, Granted, Weighted Average Grant Date Fair Value Per Share		$ 53.59
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding restricted stock or other awards		15,700,000	3,000,000	3,700,000	3,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 41.92	$ 73.80	$ 49.77	$ 35.82
Expenses on stock-based compensation		$ 123	$ 88	$ 71
Restricted stock number of share granted		2,700,000	1,300,000	1,400,000
Restricted stock, Granted, Weighted Average Grant Date Fair Value Per Share		$ 61.32	$ 100.13	$ 69.08
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods of RSUs		1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting periods of RSUs		4 years
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash dividends declared per share	$ 0.50
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized fair value of all unvested Restricted Stock Unit awards		$ 76
Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 4 months
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized fair value of all unvested Restricted Stock Unit awards		$ 45
Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 10 months
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized fair value of all unvested Restricted Stock Unit awards		$ 498
Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 6 months
Treasury Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company repurchased shares of its common stock		700,000
Repurchase of common stock		$ 60	$ 970	$ 816
Dividends Accrued in 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments of dividends		$ 116